UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Astoria
Real Assets ETF
PPI
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Astoria Real Assets ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Astoria Real Assets ETF (PPI)	$68	0.71%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Astoria Real Assets ETF (PPI) returned -7.74% during the 1-year period ending 3/31/2025, while its benchmark (70% MSCI All Country World Index, 20% Bloomberg Commodity Index, and 10% Bloomberg US TIPS 1-3 Year) Index returned 8.34%. The ETF was incepted on 12/29/2021 and is an actively managed strategy.
Equities negatively contributed to the lion’s share of the ETF’s return, while both commodities and our fixed income positions positively contributed to the ETF’s performance.
TOP PERFORMANCE CONTRIBUTORS
The largest contributors were Rolls-Royce Holdings plc, Rheinmetall AG, and CRH public limited company, which added 1.85%, 1.82%, and 0.94%, respectively, to the Fund’s performance.
The SPDR Gold MiniShares Trust (GLDM) contributed 1.83% to the Fund’s performance, while the Aberdeen Physical Precious Metals Basket Shares ETF (GLTR) and the WisdomTree Enhanced Commodity Strategy Fund (GCC) increased the ETF’s return by 0.40% and 0.03%, respectively.
TIPS (Treasury Inflation-Protected Securities) also positively contributed to the Fund’s performance as the iShares 0-5 Year TIPS Bond ETF (STIP), Schwab US TIPS ETF (SCHP), and the Vanguard Short-Term Inflation Protected Securities ETF (VTIP) added 0.26%, 0.16%, and 0.15%, respectively.
TOP PERFORMANCE DETRACTORS
The largest detractors were Tokyo Electron Ltd., Celanese Corporation, and Cleanspark, Inc., which subtracted 0.98%, 0.91%, and 0.81%, respectively, from the ETF’s return.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Astoria Real Assets ETF (PPI)	-7.74%	6.92%
MSCI ACWI (Net) Index	7.15%	4.51%
Astoria Blended Benchmark Index	8.34%	5.05%
Bloomberg Commodity Total Return Index	12.28%	6.15%
Bloomberg U.S. TIPS 1-3 Year (USD) Index	7.15%	3.32%
[1]	The Fund commenced operations on December 29, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.axsinvestments.com/ppi/#performance-section for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$50,773,528
Total number of portfolio holdings	66
Total advisory fees paid (net)	$439,059
Portfolio turnover rate as of the end of the reporting period	159%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
SPDR Gold MiniShares Trust	6.1%
Shell PLC	4.6%
Rolls-Royce Holdings PLC	4.0%
iShares 0-5 Year TIPS Bond ETF	3.8%
JPMorgan Chase & Co.	3.5%
Exxon Mobil Corp.	3.4%
Rheinmetall A.G.	2.9%
Simon Property Group, Inc.	2.9%
Mitsubishi Heavy Industries Ltd.	2.8%
United Rentals, Inc.	2.6%
Asset Allocation
Sector  Allocation
Material Fund Changes
On March 12, 2025, the Fund changed its name to Astoria Real Assets ETF. Prior to March 12, 2025, the Fund's name was AXS Astoria Real Assets ETF, which changed its name from AXS Astoria Inflation Sensitive ETF on October 15, 2024.
On October 15, 2024, the Fund also changed its principal investment strategy to invests at least 80% of its net assets in investments providing significant exposure to real assets (“real asset-related investments”). The Fund's real asset-related investments consist of securities across multiple asset classes that have the potential to benefit, either directly or indirectly, from increases in the rate of rising costs of goods and services (i.e., inflation). Real asset-related investments include (i) commodity/natural resource-related securities, such as equity securities of companies engaged in the energy, financials, industrial, and materials sectors, (ii) global inflation-protected debt securities, and (iii) global real estate-related securities. These investments may also include investments in other ETFs (“Underlying ETFs”) that directly or indirectly invest in commodities or fixed income securities. The Fund's investments in equity interests are generally expected to include common stock, general and limited partnership interests of publicly traded master limited partnerships (“MLPs”), and units of royalty trusts. The Fund may invest in non-U.S. securities, including depositary receipts. AXS Investments LLC serves as the Fund's investment advisor (the “Advisor”) and Astoria Portfolio Advisors LLC serves as the investment sub-advisor to the Fund (“Astoria”). Astoria manages the investment strategy and portfolio selection for the Fund.
At the close of business on June 7, 2024, KL Allocation Fund reorganized to the Fund.  The reorganization provided for the transfer of assets and the assumption of the liabilities of the KL Allocation Fund to the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2024, as amended August 13, 2024 at https://www.axsinvestments.com/ppi/#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Astoria Real Assets ETF
AXS
Change Finance
ESG ETF
CHGX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the AXS Change Finance ESG ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://stancefunds.com/chgx/. You can also request this information by contacting us at (215) 330-4476.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Change Finance ESG ETF (CHGX)	$49	0.49%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended March 31, 2025, the Fund returned +1.27%, underperforming its benchmark, the S&P 500 Index, which returned +8.25%. The Fund primarily invested in large- and mid-cap U.S. equities across various sectors, with a focus on companies that meet rigorous environmental, social, and governance (ESG) criteria.
The Fund’s performance improved notably in the final quarter of the period. Key drivers included the exclusion of Tesla Inc. due to ESG criteria and underweight exposure to NVIDIA Corp., both of which declined sharply. The Fund’s equal weight methodology also boosted results through overweights in strong performers like AutoZone and O’Reilly Automotive.
TOP PERFORMANCE CONTRIBUTORS
Energy | Contributed approximately +0.26% to relative performance. The Fund does not invest in fossil fuel companies and was therefore significantly underweight this sector, which declined over the period. This underweight exposure resulted in a positive allocation effect.
Information Technology | Detracted approximately –2.93% from relative performance, the Fund’s largest sector drag. CHGX’s equal weight exposure to mega caps like Apple Inc. and NVIDIA Corp. limited upside participation earlier in the year and contributed –1.26% and –0.72%, respectively, to underperformance. However, the strategy proved protective in Q1, when NVIDIA fell sharply and CHGX’s underweight contributed +0.36% to relative performance. Meanwhile, Microsoft Corp., removed mid-year for ESG reasons, contributed +1.25% to relative performance. Together, these positions illustrate how the Fund’s approach reduces concentration risk and can cushion downside, though it may lag when a few dominant stocks drive the benchmark.
TOP PERFORMANCE DETRACTORS
Consumer Staples | Detracted approximately –1.14%, largely due to poor stock selection. Estée Lauder significantly underperformed and contributed approximately –0.54% to relative returns. Nike Inc. also declined, further weighing on sector attribution.
Consumer Discretionary | Detracted approximately –1.08%, also driven by selection effect. A notable laggard was Lennar Corp., a homebuilder that underperformed its benchmark peers and contributed approximately –0.38% to relative results.
Utilities | Detracted approximately –0.16% from performance. Both allocation and selection effects were negative, with holdings underperforming benchmark peers and the Fund maintaining an unfavorable weighting.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Change Finance ESG ETF (CHGX)	1.27%	15.65%	10.99%
Change Finance U.S. Large Cap Fossil Fuel Index	1.77%	16.25%	11.62%
S&P 500 index	8.25%	18.59%	13.05%
[1]	The Fund commenced operations on October 9, 2017.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://stancefunds.com/chgx/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$125,287,163
Total number of portfolio holdings	100
Total advisory fees paid (net)	$632,901
Portfolio turnover rate as of the end of the reporting period	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
HCA Healthcare, Inc.	1.2%
Cencora, Inc.	1.2%
AutoZone, Inc.	1.2%
American Water Works Co., Inc.	1.1%
Cardinal Health, Inc.	1.1%
McKesson Corp.	1.1%
Fidelity National Information Services, Inc.	1.1%
CME Group, Inc.	1.1%
O'Reilly Automotive, Inc.	1.1%
Centene Corp.	1.1%
Asset Allocation
Sector Allocation
Material Fund Changes
At the close of business day on April 4, 2025, the Fund was reorganized into the Stance Sustainable Beta ETF, a series of EA Series Trust. The reorganization provided for the transfer of assets and the assumption of the liabilities of the Fund to Stance Sustainable Beta ETF.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 7, 2025 at https://stancefunds.com/chgx.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://stancefunds.com/chgx/. You can also request this information by contacting us at (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
AXS Change Finance ESG ETF
AXS
Esoterica NextG Economy ETF
WUGI
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the AXS Esoterica NextG Economy ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Esoterica NextG Economy ETF (WUGI)	$79	0.75%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended March 31, 2025, the Fund had positive performance +10.09%. The Fund primarily invested in the technology sector such as semiconductors, software and Internet, etc.
TOP PERFORMANCE CONTRIBUTORS
Contributor #1: NVIDIA Corp, contributed 11.78%. The company benefited from strong demand of GPU as AI development has been taking shape globally.
Contributor #2: Meituan, contributed 1.06%. The recovery of China’s Internet sector lifted the business performance.
Contributor #3: KE Holdings, contributed 1.04%. The recovery of China’s Internet sector lifted the business performance.
TOP PERFORMANCE DETRACTORS
Detractor #1: ASML Holding, detracted 1.53%. Suffered from demand loss due to Intel’s restructuring.
Detractor #2: AMD, detracted 1.31%. The company failed to keep up with the competition in the GPU market.
Detractor #3: Synopsys Inc, detracted 1.22%. Suffered from demand loss due to Intel’s restructuring.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Esoterica NextG Economy ETF (WUGI)	10.09%	21.80%	21.64%
S&P 500 Index	8.25%	18.59%	18.20%
MSCI All Country World Index	7.15%	15.18%	15.03%
[1]	The Fund commenced operations on March 30, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.axsinvestments.com/wugi-data/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,211,587
Total number of portfolio holdings	31
Total advisory fees paid (net)	$55,394
Portfolio turnover rate as of the end of the reporting period	98%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	12.7%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8.6%
Amazon.com, Inc.	8.5%
Broadcom, Inc.	7.6%
Salesforce, Inc.	5.8%
Synopsys, Inc.	5.2%
NVIDIA Corp.	4.4%
Snowflake, Inc. - Class A	3.7%
Direxion Daily FTSE China Bull 3X Shares	3.7%
KraneShares CSI China Internet ETF	3.5%
Asset Allocation
Industry  Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Esoterica NextG Economy ETF
AXS
Green Alpha ETF
NXTE
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the AXS Green Alpha ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Green Alpha ETF (NXTE)	$95	1.00%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended March 31, 2025, the AXS Green Alpha ETF (NXTE) generated a total return of -9.62%. The Fund primarily invested in common stocks and American Depository Receipts ("ADRs").
TOP PERFORMANCE CONTRIBUTORS
Consumer Staples | Although Consumer Staples companies experienced volatility during the period, the Fund's selections in this sector contributed positively with a 5.50% contribution to Fund returns. These holdings had a significant total return of 99.97%.
Consumer Discretionary | The Fund's holdings in the Consumer Discretionary sector were the top contributor to performance during the period, adding 2.05% to Fund returns. Companies in this sector demonstrated strong performance with a total return of 32.24%.
Sprouts Farmers Market | The Fund's position in Sprouts Farmers Market provided the best individual contribution to NXTE's performance over the 1-year period, contributing +3.17% contribution to Fund returns, on a total return of +136.72%.
TOP PERFORMANCE DETRACTORS
Health Care | The Fund's exposure to Health Care companies was the largest detractor from performance, negatively impacting Fund returns by -9.47%. Health Care holdings experienced significant challenges, resulting in a total return of -62.08%.
Energy | Investments in the Energy sector detracted -3.86% from the Fund's returns. These holdings faced headwinds from market volatility and sector-specific challenges, generating a total return of -38.98%.
CRISPR Therapeutics, AG | The Fund's position in CRISPR Therapeutics, AG, provided the worst individual contribution to NXTE's performance over the 1-year period detracting -2.59%, on a total return of -50.07%.
Data as of 3/31/2025, Bloomberg.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
AXS Green Alpha ETF (NXTE)	-9.62%	0.13%
MSCI All Country World Index Investable Market Index	6.30%	18.03%
[1]	The Fund commenced operations on September 27, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.axsinvestments.com/nxte-data/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,352,885
Total number of portfolio holdings	58
Total advisory fees paid (net)	$490,608
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks or Preferred Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	7.3%
International Business Machines Corp.	6.7%
Sprouts Farmers Market, Inc.	5.0%
Applied Materials, Inc.	4.2%
Natural Grocers by Vitamin Cottage, Inc.	4.1%
ASML Holding N.V.	3.9%
Lam Research Corp.	3.9%
QUALCOMM, Inc.	3.8%
Contemporary Amperex Technology Co., Ltd. - Class A	3.0%
Digital Realty Trust, Inc.	2.8%
Asset Allocation
Sector  Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Green Alpha ETF
AXS
Knowledge Leaders ETF
KNO
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the AXS Knowledge Leaders ETF (“Fund”) for the period of May 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Knowledge Leaders ETF (KNO)[1]	$79	0.84%[2]
1	Fiscal year changed to March 31, effective August 1, 2024. Expenses would have been higher for a full fiscal year.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the last year, the AXS Knowledge Leaders ETF was up 0.51% based on market return. The fund invests primarily in mid-large cap stocks in Developed World.
TOP PERFORMANCE CONTRIBUTORS
 -Sanwa: contributed 1.00%
 -Recruit Holdings: contributed 0.57%
 -NS Solutions: contributed 0.47%
TOP PERFORMANCE DETRACTORS
 -Dassault Systemes: subtracted 0.65%
 -Scree Holdings: subtracted 0.53%
 -Amazon: subtracted 0.46%
Asset Allocation Contributions
From an asset allocation perspective, the following sectors contributed the most positively to performance: 1) Consumer Discretionary (+0.87%), 2) Energy (+0.48%). The following two sectors contributed subtracted the most from performance: 1) Financials (-1.25%) and 2) Materials (-1.12%).
From a country perspective, the biggest contributors were: 1) France (0.22%) and 2) Denmark (0.21%). The biggest detractors were: 1) United States (-1.49%) and 2) Sweden (-0.33%).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Knowledge Leaders ETF (KNO)	0.51%	10.15%	7.07%
MSCI ACWI (Net) Index	7.15%	15.18%	9.16%
MSCI World Equal Weighted NR Index	5.30%	12.76%	6.71%
MSCI World Ex USA Equal Weighted NR Index	5.74%	10.35%	5.01%
[1]	The Fund commenced operations on July 7, 2015.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.axsinvestments.com/kno/#performance-section for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$53,116,125
Total number of portfolio holdings	73
Total advisory fees paid (net)	$793,321
Portfolio turnover rate as of the end of the reporting period	159%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Garmin Ltd.	3.2%
Stryker Corp.	3.0%
Boston Scientific Corp.	3.0%
Constellation Software, Inc./Canada	3.0%
TE Connectivity PLC	3.0%
Trane Technologies PLC	2.9%
Labcorp Holdings, Inc.	2.7%
CNH Industrial N.V.	2.6%
Micron Technology, Inc.	2.6%
GE HealthCare Technologies, Inc.	2.6%
Asset Allocation
Sector  Allocation
Material Fund Changes
At the close of business on July 19, 2024, the Knowledge Leaders Developed World ETF was reorganized into the AXS Knowledge Leaders ETF. The reorganization provided for the transfer of assets and the assumption of the liabilities of the Knowledge Leaders Developed World ETF to the Fund. Fiscal year end changed to March 31, effective August 1, 2024.
This is a summary of certain changes to the Fund since May 1, 2024.For more complete information, you may review the Fund's prospectus, which is dated July 31, 2024, as amended August 13, 2024 at www.axsinvestments.com/kno/#fundliterature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Knowledge Leaders ETF

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, AXS Green Alpha ETF, AXS Knowledge Leaders ETF	FYE 3/31/2025	FYE 3/31/2024
(a)	Audit Fees	$75,000	$58,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$13,000	$10,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, AXS Green Alpha ETF, AXS Knowledge Leaders ETF	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, AXS Green Alpha ETF, AXS Knowledge Leaders ETF	FYE 3/31/2025	FYE 3/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Astoria Real Assets ETF

(formerly, AXS Astoria Real Assets ETF)

(PPI)

AXS Change Finance ESG ETF

(CHGX)

AXS Green Alpha ETF

(NXTE)

AXS Esoterica NextG Economy ETF

(WUGI)

AXS Knowledge Leaders ETF

(KNO)

ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2025

AXS ETFs

Each a series of Investment Managers Series Trust II

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.axsinvestments.com

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS — 87.1%
	AEROSPACE/DEFENSE — 7.8%
6,200	IHI Corp.	$427,872
1,040	Rheinmetall A.G.	1,481,775
212,158	Rolls-Royce Holdings PLC*	2,051,084
		3,960,731
	AIRLINES — 3.4%
21,752	Delta Air Lines, Inc.	948,387
11,041	United Airlines Holdings, Inc.*	762,381
		1,710,768
	AUTO PARTS & EQUIPMENT — 0.6%
3,297	Allison Transmission Holdings, Inc.	315,424

	BANKS — 8.9%
19,897	Bank of America Corp.	830,302
4,877	Citigroup, Inc.	346,218
816	Goldman Sachs Group, Inc.	445,773
7,258	JPMorgan Chase & Co.	1,780,387
4,202	Morgan Stanley	490,247
8,545	Wells Fargo & Co.	613,446
		4,506,373
	BUILDING MATERIALS — 2.0%
5,530	Holcim A.G.	590,659
4,735	Louisiana-Pacific Corp.	435,525
		1,026,184
	CHEMICALS — 3.9%
5,457	Air Liquide S.A.	1,032,389
11,895	CF Industries Holdings, Inc.	929,594
		1,961,983
	COMMERCIAL SERVICES — 2.6%
2,135	United Rentals, Inc.	1,338,005

	COMPUTERS — 1.2%
4,442	Leidos Holdings, Inc.	599,403

	ELECTRIC — 6.4%
37,089	AES Corp.	460,645
5,964	Constellation Energy Corp.	1,202,521
3,658	NRG Energy, Inc.	349,193
2,543	Talen Energy Corp.*	507,761
6,091	Vistra Corp.	715,327
		3,235,447

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.6%
8,500	Fujikura Ltd.	$306,828

	ENGINEERING & CONSTRUCTION — 2.7%
1,211	Comfort Systems USA, Inc.	390,342
1,550	EMCOR Group, Inc.	572,926
3,508	MasTec, Inc.*	409,419
		1,372,687
	INVESTMENT COMPANIES — 2.8%
94,699	Cleanspark, Inc.*	636,377
14,519	Hut 8 Corp.*	168,711
54,628	MARA Holdings, Inc.*	628,222
		1,433,310
	IRON/STEEL — 4.7%
9,778	ATI, Inc.*	508,749
3,451	Carpenter Technology Corp.	625,252
10,036	Steel Dynamics, Inc.	1,255,303
		2,389,304
	MACHINERY-CONSTRUCTION & MINING — 4.8%
1,843	GE Vernova, Inc.	562,631
83,800	Mitsubishi Heavy Industries Ltd.	1,415,533
6,371	Vertiv Holdings Co. - Class A	459,986
		2,438,150
	MEDIA — 0.7%
2,983	Lamar Advertising Company - Class A	339,406

	METAL FABRICATE/HARDWARE — 1.3%
2,971	Advanced Drainage Systems, Inc.	322,799
4,676	Mueller Industries, Inc.	356,031
		678,830
	MINING — 3.3%
4,845	Agnico Eagle Mines Ltd.	524,845
5,893	Cameco Corp.	242,558
12,179	Rio Tinto PLC	721,000
42,311	Uranium Energy Corp.*	202,247
		1,690,650
	OIL & GAS — 20.6%
25,908	Canadian Natural Resources Ltd.	797,086
10,584	ConocoPhillips	1,111,532
16,098	Coterra Energy, Inc.	465,232

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
13,825	Devon Energy Corp.	$517,055
6,117	EOG Resources, Inc.	784,444
14,462	Exxon Mobil Corp.	1,719,966
4,393	Hess Corp.	701,694
27,700	Inpex Corp.	381,121
13,828	Occidental Petroleum Corp.	682,550
64,440	Shell PLC	2,349,720
15,034	Suncor Energy, Inc.	582,035
7,826	Tourmaline Oil Corp.	377,366
		10,469,801
	OIL & GAS SERVICES — 1.4%
16,756	Schlumberger N.V.[1]	700,401

	REAL ESTATE — 2.5%
7,280	CBRE Group, Inc. - Class A*	952,079
1,365	Jones Lang LaSalle, Inc.*	338,397
		1,290,476
	REITS — 4.1%
115	Equinix, Inc.	93,765
2,396	SBA Communications Corp.	527,144
8,728	Simon Property Group, Inc.	1,449,546
		2,070,455
	TRANSPORTATION — 0.8%
28,900	Kawasaki Kisen Kaisha Ltd.	391,060
	TOTAL COMMON STOCKS
	(Cost $44,791,186)	44,225,676

	EXCHANGE-TRADED FUNDS — 12.5%
21,295	BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	1,072,309
18,553	iShares 0-5 Year TIPS Bond ETF	1,919,679
9,620	Schwab U.S. TIPS ETF	258,682

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
49,829	SPDR Gold MiniShares Trust*	$3,083,917
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,306,015)	6,334,587

	TOTAL INVESTMENTS — 99.6%
	(Cost $50,097,201)	50,560,263

	Other Assets in Excess of Liabilities — 0.4%	213,265
	TOTAL NET ASSETS — 100.0%	$50,773,528

PLC – Public Limited Company

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS — 99.7%
	APPAREL — 1.7%
9,482	Deckers Outdoor Corp.*	$1,060,183
16,638	NIKE, Inc. - Class B	1,056,180
		2,116,363
	BANKS — 1.0%
14,857	Bank of New York Mellon Corp.	1,246,057

	BIOTECHNOLOGY — 2.1%
4,290	Amgen, Inc.	1,336,550
11,560	Gilead Sciences, Inc.	1,295,298
		2,631,848
	BUILDING MATERIALS — 1.0%
20,393	Carrier Global Corp.	1,292,916

	CHEMICALS — 1.0%
4,913	Ecolab, Inc.	1,245,544

	COMMERCIAL SERVICES — 5.9%
4,193	Automatic Data Processing, Inc.	1,281,087
20,237	Block, Inc.*	1,099,476
2,623	Moody's Corp.	1,221,505
18,599	PayPal Holdings, Inc.*	1,213,585
2,476	S&P Global, Inc.	1,258,055
4,451	Verisk Analytics, Inc.	1,324,707
		7,398,415
	COMPUTERS — 6.7%
3,793	Accenture PLC - Class A1	1,183,568
5,465	Apple, Inc.	1,213,940
15,859	Cognizant Technology Solutions Corp. - Class A	1,213,214
3,392	Crowdstrike Holdings, Inc. - Class A*	1,195,951
12,236	Fortinet, Inc.*	1,177,837
2,651	Gartner, Inc.*	1,112,731
5,235	International Business Machines Corp.	1,301,735
		8,398,976
	DISTRIBUTION/WHOLESALE — 2.1%
24,115	Copart, Inc.*	1,364,668
1,294	W.W. Grainger, Inc.	1,278,252
		2,642,920

	DIVERSIFIED FINANCIAL SERVICES — 8.1%
4,392	American Express Co.	1,181,668
2,460	Ameriprise Financial, Inc.	1,190,911

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
16,617	Charles Schwab Corp.	$1,300,779
5,208	CME Group, Inc.	1,381,630
7,629	Intercontinental Exchange, Inc.	1,316,002
2,294	Mastercard, Inc. - Class A	1,257,387
15,965	Nasdaq, Inc.	1,211,105
3,644	Visa, Inc. - Class A	1,277,076
		10,116,558
	ELECTRIC — 1.1%
18,922	Ormat Technologies, Inc.	1,339,110

	ELECTRONICS — 2.0%
5,772	Garmin Ltd.[1]	1,253,274
8,580	TE Connectivity PLC[1]	1,212,526
		2,465,800
	FOOD — 2.1%
21,801	General Mills, Inc.	1,303,482
17,495	Sysco Corp.	1,312,825
		2,616,307
	HEALTHCARE-PRODUCTS — 3.0%
9,576	Abbott Laboratories	1,270,256
3,422	Stryker Corp.	1,273,840
2,499	Thermo Fisher Scientific, Inc.	1,243,502
		3,787,598
	HEALTHCARE-SERVICES — 3.3%
22,722	Centene Corp.*	1,379,453
4,315	HCA Healthcare, Inc.	1,491,048
7,000	IQVIA Holdings, Inc.*	1,234,100
		4,104,601
	HOME BUILDERS — 2.1%
11,046	Lennar Corp. - Class A	1,267,860
12,795	PulteGroup, Inc.	1,315,326
		2,583,186
	HOUSEHOLD PRODUCTS/WARES — 1.0%
11,885	Church & Dwight Co., Inc.	1,308,420

	INSURANCE — 3.2%
3,913	Arthur J. Gallagher & Co.	1,350,924
5,557	Marsh & McLennan Cos., Inc.	1,356,075

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE (Continued)
4,687	Progressive Corp.	$1,326,468
		4,033,467
	INTERNET — 2.0%
1,348	Netflix, Inc.*	1,257,050
6,940	Palo Alto Networks, Inc.*	1,184,242
		2,441,292
	IRON/STEEL — 0.9%
6,382	Carpenter Technology Corp.	1,156,291

	MACHINERY-DIVERSIFIED — 1.0%
2,749	Deere & Co.	1,290,243

	MEDIA — 2.0%
36,831	Comcast Corp. - Class A	1,359,064
11,613	Walt Disney Co.	1,146,203
		2,505,267
	MISCELLANEOUS MANUFACTURING — 1.0%
5,007	Illinois Tool Works, Inc.	1,241,786

	PHARMACEUTICALS — 7.4%
6,323	AbbVie, Inc.	1,324,795
10,206	Cardinal Health, Inc.	1,406,081
5,213	Cencora, Inc.	1,449,683
1,436	Eli Lilly & Co.	1,186,007
2,065	McKesson Corp.	1,389,724
14,326	Merck & Co., Inc.	1,285,902
50,001	Pfizer, Inc.	1,267,025
		9,309,217
	REITS — 1.9%
1,460	Equinix, Inc.	1,190,411
10,665	Prologis, Inc.	1,192,240
		2,382,651
	RETAIL — 5.2%
379	AutoZone, Inc.*	1,445,044
7,445	Ferguson Enterprises, Inc.	1,192,912
963	O'Reilly Automotive, Inc.*	1,379,575
9,418	Ross Stores, Inc.	1,203,526
10,593	TJX Cos., Inc.	1,290,227
		6,511,284

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 10.5%
13,233	Advanced Micro Devices, Inc.*	$1,359,558
5,745	Analog Devices, Inc.	1,158,594
8,361	Applied Materials, Inc.	1,213,348
6,627	Broadcom, Inc.	1,109,559
55,690	Intel Corp.	1,264,720
1,865	KLA Corp.	1,267,827
14,393	Marvell Technology, Inc.	886,177
14,115	Micron Technology, Inc.	1,226,452
10,579	NVIDIA Corp.	1,146,552
8,409	QUALCOMM, Inc.	1,291,707
6,743	Texas Instruments, Inc.	1,211,717
		13,136,211
	SOFTWARE — 17.4%
3,013	Adobe, Inc.*	1,155,576
4,649	Atlassian Corp. - Class A*	986,564
4,820	Autodesk, Inc.*	1,261,876
5,275	Cadence Design Systems, Inc.*	1,341,591
9,095	Cloudflare, Inc.*	1,024,916
11,338	Datadog, Inc.*	1,124,843
700	Fair Isaac Corp.*	1,290,912
18,581	Fidelity National Information Services, Inc.	1,387,629
1,825	HubSpot, Inc.*	1,042,604
2,153	Intuit, Inc.	1,321,920
2,238	MSCI, Inc.	1,265,589
7,958	Oracle Corp.	1,112,608
2,261	Roper Technologies, Inc.	1,333,040
4,437	Salesforce, Inc.	1,190,713
1,421	ServiceNow, Inc.*	1,131,315
2,889	Synopsys, Inc.*	1,238,948
5,895	Veeva Systems, Inc. - Class A*	1,365,459
5,019	Workday, Inc. - Class A*	1,172,087
		21,748,190
	TELECOMMUNICATIONS — 1.9%
14,203	Arista Networks, Inc.*	1,100,448
20,614	Cisco Systems, Inc.	1,272,090
		2,372,538

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 1.1%
9,720	American Water Works Co., Inc.	$1,433,894
	TOTAL COMMON STOCKS
	(Cost $109,255,537)	124,856,950

	TOTAL INVESTMENTS — 99.7%
	(Cost $109,255,537)	124,856,950
	Other Assets in Excess of Liabilities — 0.3%	430,213
	TOTAL NET ASSETS — 100.0%	$125,287,163

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS — 99.1%
	AEROSPACE/DEFENSE — 0.7%
42,089	Archer Aviation, Inc. - Class A*	$299,253

	AGRICULTURE — 0.7%
9,009	Vital Farms, Inc.*	274,504

	AUTO MANUFACTURERS — 3.4%
29,241	Rivian Automotive, Inc. - Class A*	364,050
29,794	XPeng, Inc. - ADR*	617,332
15,690	ZEEKR Intelligent Technology Holding Ltd. - ADR*	377,972
		1,359,354
	AUTO PARTS & EQUIPMENT — 3.6%
35,288	Contemporary Amperex Technology Co., Ltd. - Class A	1,228,444
54,364	QuantumScape Corp.*	226,154
		1,454,598
	BIOTECHNOLOGY — 6.9%
18,322	Arcturus Therapeutics Holdings, Inc.*	194,030
3,470	BioNTech S.E. - ADR*	315,978
255,697	Caribou Biosciences, Inc.*	233,477
33,268	CRISPR Therapeutics A.G.*,1	1,132,110
71,526	Editas Medicine, Inc.*	82,970
11,932	Moderna, Inc.*	338,272
22,646	Prime Medicine, Inc.*	45,066
58,014	Recursion Pharmaceuticals, Inc. - Class A*	306,894
26,449	Verve Therapeutics, Inc.*	120,872
		2,769,669
	BUILDING MATERIALS — 1.3%
8,997	Trex Co., Inc.*	522,726

	COMPUTERS — 8.3%
763	Crowdstrike Holdings, Inc. - Class A*	269,019
10,882	International Business Machines Corp.	2,705,918
13,528	Rapid7, Inc.*	358,627
		3,333,564
	COSMETICS/PERSONAL CARE — 0.6%
52,764	Honest Co., Inc.*	247,991

	ELECTRIC — 2.5%
36,314	Brookfield Renewable Corp.[1]	1,013,887

	ELECTRONICS — 4.5%
18,373	ABB Ltd. - ADR	957,968

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS (Continued)
2,812	Advanced Energy Industries, Inc.	$268,012
14,383	NEXTracker, Inc. - Class A*	606,100
		1,832,080
	ENERGY-ALTERNATE SOURCES — 5.6%
3,459	Enphase Energy, Inc.*	214,631
38,484	JinkoSolar Holding Co., Ltd. - ADR	717,342
3,207	Sunrun, Inc.*	18,793
135,471	T1 Energy, Inc.*	170,693
35,975	TPI Composites, Inc.*	28,996
81,895	Vestas Wind Systems A/S*	1,125,497
		2,275,952
	FOOD — 9.1%
40,867	Natural Grocers by Vitamin Cottage, Inc.	1,642,853
13,273	Sprouts Farmers Market, Inc.*	2,025,991
		3,668,844
	HEALTHCARE-PRODUCTS — 0.4%
119,722	Pacific Biosciences of California, Inc.*	141,272

	HEALTHCARE-SERVICES — 0.1%
4,657	Ginkgo Bioworks Holdings, Inc.*	26,545

	INVESTMENT COMPANIES — 4.1%
35,324	HA Sustainable Infrastructure Capital, Inc.	1,032,874
67,799	Horizon Technology Finance Corp.	638,666
		1,671,540
	IRON/STEEL — 0.2%
2,177	Commercial Metals Co.	100,164

	OFFICE FURNISHINGS — 2.0%
25,360	Interface, Inc.	503,142
29,312	Steelcase, Inc. - Class A	321,260
		824,402

	REITS — 14.7%
1,136	Equinix, Inc.	926,238
17,382	SL Green Realty Corp.	1,002,941
8,007	Alexandria Real Estate Equities, Inc.	740,728
7,807	BXP, Inc.	524,552
7,942	Digital Realty Trust, Inc.	1,138,009
154,294	Hudson Pacific Properties, Inc.	455,167
12,283	Kilroy Realty Corp.	402,391

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
20,509	Vornado Realty Trust	$758,628
		5,948,654
	SEMICONDUCTORS — 27.1%
2,387	Analog Devices, Inc.	481,386
11,568	Applied Materials, Inc.	1,678,748
2,404	ASML Holding N.V.[1]	1,592,963
34,173	Infineon Technologies A.G.	1,121,991
21,397	Lam Research Corp.	1,555,562
10,061	QUALCOMM, Inc.	1,545,470
17,796	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,954,136
5,034	Wolfspeed, Inc.*	15,404
		10,945,660
	SOFTWARE — 1.7%
13,816	Tempus AI, Inc.*	666,484

	TELECOMMUNICATIONS — 1.6%
29,643	SK Telecom Co., Ltd. - ADR	630,210
	TOTAL COMMON STOCKS
	(Cost $39,894,010)	40,007,353

	TOTAL INVESTMENTS — 99.1%
	(Cost $39,894,010)	40,007,353
	Other Assets in Excess of Liabilities — 0.9%	345,532
	TOTAL NET ASSETS — 100.0%	$40,352,885

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS — 82.9%
	COMPUTERS — 1.5%
2,316	Zscaler, Inc.*	$459,541

	INTERNET — 26.2%
3,030	Alphabet, Inc. - Class C	473,377
13,899	Amazon.com, Inc.*	2,644,424
389	JD.com, Inc. - Class A	8,039
36,820	Meituan - Class B*,1	737,318
6,891	Meta Platforms, Inc. - Class A	3,971,697
5,598	Tencent Holdings Ltd.	357,596
		8,192,451
	SEMICONDUCTORS — 23.3%
14,146	Broadcom, Inc.	2,368,465
8,502	Marvell Technology, Inc.	523,468
12,586	NVIDIA Corp.	1,364,071
2,101	QUALCOMM, Inc.	322,734
16,226	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,693,516
		7,272,254
	SOFTWARE — 31.9%
3,115	AppLovin Corp. - Class A*	825,382
3,802	Cloudflare, Inc.*	428,447
1,325	Datadog, Inc.*	131,453
3,522	Duolingo, Inc.*	1,093,722
806	HubSpot, Inc.*	460,460
9,555	Klaviyo, Inc. - Class A*	289,134
447	Microsoft Corp.	167,799
2,305	MongoDB, Inc.*	404,297
1,945	Oracle Corp.	271,930
6,727	Salesforce, Inc.	1,805,258
393	ServiceNow, Inc.*	312,883
7,956	Snowflake, Inc. - Class A*	1,162,849
3,801	Synopsys, Inc.*	1,630,059
3,407	Take-Two Interactive Software, Inc.*	706,101
13,471	Unity Software, Inc.*	263,897
		9,953,671
	TOTAL COMMON STOCKS
	(Cost $26,600,643)	25,877,917

	EXCHANGE-TRADED FUNDS — 11.6%
27,754	Direxion Daily FTSE China Bull 3X Shares	1,150,958
31,670	KraneShares CSI China Internet ETF	1,105,600
2,040	SPDR S&P Aerospace & Defense ETF	327,808

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
38,518	Xtrackers Harvest CSI 300 China A-Shares ETF	$1,023,423

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,340,829)	3,607,789

	TOTAL INVESTMENTS — 94.5%
	(Cost $29,941,472)	29,485,706
	Other Assets in Excess of Liabilities — 5.5%	1,725,881
	TOTAL NET ASSETS — 100.0%	$31,211,587

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $737,318, which represents 2.36% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS — 96.5%
	AUSTRALIA — 2.2%
15,425	Aristocrat Leisure Ltd.	$616,615
182,088	TPG Telecom Ltd.	544,647
		1,161,262
	BELGIUM — 0.7%
2,272	D'ieteren Group	389,975

	CANADA — 11.1%
500	Constellation Software, Inc./Canada	1,583,245
19,290	Enbridge, Inc.	853,625
4,052	FirstService Corp.	671,800
8,800	Kinaxis, Inc.*	970,094
19,400	MDA Space Ltd.*	370,545
24,418	Suncor Energy, Inc.[1]	945,333
12,587	Suncor Energy, Inc.	487,369
		5,882,011
	FINLAND — 1.2%
17,279	Huhtamaki Oyj	612,951

	GERMANY — 5.8%
11,816	Bayerische Motoren Werke A.G.	940,425
9,205	Covestro A.G.*,2	584,663
5,040	Heidelberg Materials A.G.	857,735
2,703	SAP S.E.	713,594
		3,096,417
	IRELAND — 9.1%
31,200	Alkermes PLC*	1,030,224
5,400	Jazz Pharmaceuticals PLC*	670,410
11,100	TE Connectivity PLC	1,568,652
4,600	Trane Technologies PLC	1,549,832
		4,819,118
	ISRAEL — 1.8%
12,308	Hilan Ltd.	750,973
748	Israel Corp. Ltd.	199,115
		950,088
	ITALY — 1.4%
13,133	Recordati Industria Chimica e Farmaceutica S.p.A.	741,942

	JAPAN — 25.2%
27,300	AGC, Inc.	829,735
55,600	Asahi Group Holdings Ltd.	710,895

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
20,400	Bandai Namco Holdings, Inc.	$682,637
6,500	Bridgestone Corp.	260,582
28,400	Dai Nippon Printing Co., Ltd.	402,526
8,600	Dentsu Soken, Inc.	349,659
19,000	Ebara Corp.	285,623
29,100	Electric Power Development Co., Ltd.	492,719
23,000	FANUC Corp.	624,448
21,600	FUJIFILM Holdings Corp.	410,868
7,800	Horiba Ltd.	518,835
21,600	Komatsu Ltd.	621,971
77,600	Kyocera Corp.	869,458
151,200	Mebuki Financial Group, Inc.	733,756
33,000	Mitsubishi Electric Corp.	600,241
15,500	Nomura Research Institute Ltd.	501,257
47,100	Sekisui Chemical Co., Ltd.	801,431
27,700	Skylark Holdings Co., Ltd.	555,519
63,200	Sohgo Security Services Co., Ltd.	474,190
31,100	Subaru Corp.	550,084
222,200	Sumitomo Chemical Co., Ltd.	537,001
9,200	TIS, Inc.	254,332
9,800	Toho Co., Ltd./Tokyo	485,085
16,400	Tokyo Ohka Kogyo Co., Ltd.	339,647
4,100	Trend Micro, Inc./Japan	274,585
3,400	Yaoko Co., Ltd.	208,925
		13,376,009
	NEW ZEALAND — 1.6%
85,171	Contact Energy Ltd.	441,847
230,062	Fletcher Building Ltd.*	427,370
		869,217
	NORWAY — 1.7%
84,830	Orkla A.S.A.	928,450

	SWEDEN — 4.8%
13,205	AddTech A.B.	384,906
18,117	Boliden A.B.	590,307
49,450	Hexpol A.B.	430,745
19,213	Lagercrantz Group A.B. - B Shares	394,776
12,715	Lifco A.B. - B Shares	449,103
10,559	Swedish Orphan Biovitrum A.B.*	302,103
		2,551,940
	SWITZERLAND — 8.9%
14,270	Coca-Cola HBC A.G.	645,402

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
7,700	Garmin Ltd.	$1,671,901
1,055	Geberit A.G.	655,835
104	Givaudan S.A.	446,445
2,347	Schindler Holding A.G.	731,622
2,404	Sika A.G.	579,296
		4,730,501
	UNITED KINGDOM — 7.1%
3,387	AstraZeneca PLC	491,999
114,500	CNH Industrial N.V.	1,406,060
29,576	IMI PLC	720,366
40,730	Mondi PLC	603,267
40,150	Smith & Nephew PLC	562,286
		3,783,978
	UNITED STATES — 13.9%
16,000	Boston Scientific Corp.*	1,614,080
16,776	GE HealthCare Technologies, Inc.	1,353,991
6,076	Labcorp Holdings, Inc.	1,414,128
15,769	Micron Technology, Inc.	1,370,169
4,340	Stryker Corp.	1,615,565
		7,367,933
	TOTAL COMMON STOCKS
	(Cost $49,552,337)	51,261,792

	TOTAL INVESTMENTS — 96.5%
	(Cost $49,552,337)	51,261,792
	Other Assets in Excess of Liabilities — 3.5%	1,854,333
	TOTAL NET ASSETS — 100.0%	$53,116,125

PLC – Public Limited Company

*	Non-income producing security.
[1]	Denoted investment is a Canadian security traded on the U.S. Stock Exchange.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $584,662, which represents 1.10% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2025

	Astoria Real Assets ETF		AXS Change Finance ESG ETF
Assets:
Investments, at value (cost $50,097,201 and $109,255,537, respectively)	$50,560,263		$124,856,950
Foreign currency, at value (cost $1,078 and $0, respectively)	1,042		-
Cash	-		400,049
Receivables:
Dividends and interest	62,078		60,931
Reclaims receivable	174,235		-
Prepaid expenses	-		-
Total assets	50,797,618		125,317,930

Liabilities:
Foreign currency (net) due to custodian, at value (proceeds $0 and $0, respectively)	-		-
Payables:
Advisory fees	14,346		30,767
Fund administration fees	-		-
Transfer agent fees and expenses	-		-
Custody fees	-		-
Due to custodian	9,744		-
Fund accounting fees	-		-
Auditing fees	-		-
Chief Compliance Officer fees	-		-
Legal fees	-		-
Trustees' fees and expenses	-		-
Trustees' deferred compensation (Note 3)	-		-
Shareholder reporting fees	-		-
Accrued other expenses	-		-
Total liabilities	24,090		30,767
Commitments and contingencies (Note 3)
Net Assets	$50,773,528		$125,287,163

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$73,848,848		$137,161,420
Total distributable earnings (accumulated deficit)	(23,075,320)		(11,874,257)
Net Assets	$50,773,528		$125,287,163

Shares of beneficial interest issued and outstanding	3,515,349	*	3,400,000
Net asset value per share	$14.44		$36.85

*	The Fund had a 2-1 forward stock split after the close of business April 29, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2025

	AXS Green Alpha ETF	AXS Esoterica NextG Economy ETF
Assets:
Investments, at value (cost $39,894,010 and $29,941,472, respectively)	$40,007,353	$29,485,706
Foreign currency, at value (cost $0 and $0, respectively)	-	-
Cash	285,970	1,789,049
Receivables:
Dividends and interest	51,881	12,021
Reclaims receivable	29,612	-
Prepaid expenses	-	333
Total assets	40,374,816	31,287,109

Liabilities:
Foreign currency (net) due to custodian, at value (proceeds $178 and $335, respectively)	183	335
Payables:
Advisory fees	21,748	4,079
Fund administration fees	-	8,881
Transfer agent fees and expenses	-	2,630
Custody fees	-	7,993
Due to custodian	-	-
Fund accounting fees	-	12,493
Auditing fees	-	17,850
Chief Compliance Officer fees	-	2,774
Legal fees	-	7,440
Trustees' fees and expenses	-	744
Trustees' deferred compensation (Note 3)	-	5,272
Shareholder reporting fees	-	3,167
Accrued other expenses	-	1,864
Total liabilities	21,931	75,522
Commitments and contingencies (Note 3)
Net Assets	$40,352,885	$31,211,587

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$45,256,196	$30,902,186
Total distributable earnings (accumulated deficit)	(4,903,311)	309,401
Net Assets	$40,352,885	$31,211,587

Shares of beneficial interest issued and outstanding	1,360,000	475,754
Net asset value per share	$29.67	$65.60

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2025

	AXS Knowledge Leaders ETF*
Assets:
Investments, at value (cost $49,552,337)	$51,261,792
Cash	1,270,143
Receivables:
Dividends and interest	242,890
Reclaims receivable	519,450
Total assets	53,294,275

Liabilities:
Foreign currency (net) due to custodian, at value (proceeds $159,552)	160,405	**
Payables:
Advisory fees	17,745
Total liabilities	178,150
Commitments and contingencies (Note 3)
Net Assets	$53,116,125

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$61,689,366
Total distributable earnings (accumulated deficit)	(8,573,241)
Net Assets	$53,116,125

Shares of beneficial interest issued and outstanding	1,200,001
Net asset value per share	$44.26

*	Fiscal year end changed to March 31, effective August 1, 2024.
**	See accompanying Notes to Financial Statements Note 9 - Overdrafts.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS

For the Year/Period Ended March 31, 2025

	Astoria Real Assets ETF	AXS Change Finance ESG ETF
Investment Income:
Dividends (net of foreign withholding taxes of $41,477 and $516, respectively)	$1,373,676	$1,610,234
Interest	16,880	19,205
Total investment income	1,390,556	1,629,439

Expenses:
Advisory fees	439,059	632,901
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Interest expense	5,243	23
Fund accounting fees	-	-
Shareholder reporting fees	-	-
Legal fees	-	-
Auditing fees	-	-
Trustees' fees and expenses	-	-
Insurance fees	-	-
Chief Compliance Officer fees	-	-
Miscellaneous	-	-
Total expenses	444,302	632,924
Advisory fees (waived) recovered	-	-
Net expenses	444,302	632,924
Net investment income (loss)	946,254	996,515

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	1,313,559	(5,540,306)
Investments in-kind	5,368,865	13,217,487
Foreign currency transactions	(38,179)	-
Net realized gain (loss)	6,644,245	7,677,181
Net change in unrealized appreciation/depreciation on:
Investments	(11,852,600)	(6,847,814)
Foreign currency translations	(10,291)	-
Net change in unrealized appreciation/depreciation	(11,862,891)	(6,847,814)
Net realized and unrealized gain (loss)	(5,218,646)	829,367

Net Increase (Decrease) in Net Assets from Operations	$(4,272,392)	$1,825,882

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2025

	AXS Green Alpha ETF	AXS Esoterica NextG Economy ETF
Investment Income:
Dividends (net of foreign withholding taxes of $38,908 and $6,987, respectively)	$659,869	$168,363
Interest	7,849	131,084
Total investment income	667,718	299,447

Expenses:
Advisory fees	490,608	241,754
Fund administration fees	-	41,051
Transfer agent fees and expenses	-	5,633
Custody fees	-	23,877
Interest expense	40	20
Fund accounting fees	-	39,663
Shareholder reporting fees	-	11,000
Legal fees	-	10,937
Auditing fees	-	17,850
Trustees' fees and expenses	-	7,456
Insurance fees	-	1,524
Chief Compliance Officer fees	-	17,864
Miscellaneous	-	9,591
Total expenses	490,648	428,220
Advisory fees (waived) recovered	-	(186,360)
Net expenses	490,648	241,860
Net investment income (loss)	177,070	57,587

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(1,882,515)	6,389,169
Investments in-kind	3,492,174	1,827,808
Foreign currency transactions	(1,452)	(371)
Net realized gain (loss)	1,608,207	8,216,606
Net change in unrealized appreciation/depreciation on:
Investments	(6,105,848)	(5,915,098)
Foreign currency translations	47	-
Net change in unrealized appreciation/depreciation	(6,105,801)	(5,915,098)
Net realized and unrealized gain (loss)	(4,497,594)	2,301,508

Net Increase (Decrease) in Net Assets from Operations	$(4,320,524)	$2,359,095

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2025

AXS Knowledge Leaders ETF*,**
Investment Income:
Dividends (net of foreign withholding taxes of $233,361)	$2,001,697
Interest	116,466
Total investment income	2,118,163

Expenses:
Advisory fees	793,321
Interest expense	91,704
Total expenses	885,025
Net investment income (loss)	1,233,138

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	564,600
Investments in-kind	21,691,852
Foreign currency transactions	(555,538)
Net realized gain (loss)	21,700,914
Net change in unrealized appreciation/depreciation on:
Investments	(16,366,362)
Foreign currency translations	31,242
Net change in unrealized appreciation/depreciation	(16,335,120)
Net realized and unrealized gain (loss)	5,365,794

Net Increase (Decrease) in Net Assets from Operations	$6,598,932

*	Fiscal year end changed to March 31, effective August 1, 2024.
**	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilites of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.

See accompanying Notes to Financial Statements.

Astoria Real Assets ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2025*	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$946,254	$1,229,613
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	6,644,245	2,111,732
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(11,862,891)	11,575,626
Net increase (decrease) in net assets resulting from operations	(4,272,392)	14,916,971

Distributions to Shareholders:
Total distributions to shareholders	(909,196)	(1,371,385)

Capital Transactions:
Net proceeds from shares sold	12,619,007	21,959,728
Cost of shares redeemed	(39,702,567)	(41,939,051)
Capital Contribution from Plan of Reorganization (Note 1)*	20,484,338	-
Net increase (decrease) in net assets from capital transactions	(6,599,222)	(19,979,323)

Total increase (decrease) in net assets	(11,780,810)	(6,433,737)

Net Assets:
Beginning of period	62,554,338	68,988,075
End of period	$50,773,528	$62,554,338

Capital Share Transactions**:
Shares sold	465,000	1,650,000
Shares redeemed	(2,245,000)	(3,210,000)
Shares received from Plan of Reorganization (Note 1)*	1,355,349	-
Net increase (decrease) in capital share transactions	(424,651)	(1,560,000)

*	With the Plan of Reorganization with respect to the KL Allocation Fund, Institutional Class shareholders received Class I shares of Astoria Real Assets ETF effective as of the close of business on June 7, 2024. See Note 1 in the accompanying Notes to Financial Statements.
**	The Fund had a 2-1 forward stock split after the close of business April 29, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$996,515	$1,190,996
Net realized gain (loss) on investments and investments in kind	7,677,181	8,172,295
Net change in unrealized appreciation/depreciation on investments	(6,847,814)	21,898,534
Net increase (decrease) in net assets resulting from operations	1,825,882	31,261,825

Distributions to Shareholders:
Total distributions to shareholders	(990,564)	(1,243,419)

Capital Transactions:
Net proceeds from shares sold	52,454,603	39,198,032
Cost of shares redeemed	(55,400,860)	(58,775,350)
Net increase (decrease) in net assets from capital transactions	(2,946,257)	(19,577,318)

Total increase (decrease) in net assets	(2,110,939)	10,441,088

Net Assets:
Beginning of period	127,398,102	116,957,014
End of period	$125,287,163	$127,398,102

Capital Share Transactions:
Shares sold	1,400,000	1,225,000
Shares redeemed	(1,475,000)	(1,800,000)
Net increase (decrease) in capital share transactions	(75,000)	(575,000)

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$177,070	$426,993
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	1,608,207	1,612,656
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,105,801)	2,444,841
Net increase (decrease) in net assets resulting from operations	(4,320,524)	4,484,490

Distributions to Shareholders:
Total distributions to shareholders	(258,373)	(618,637)

Capital Transactions:
Net proceeds from shares sold	3,328,450	15,208,289
Cost of shares redeemed	(15,468,731)	(31,937,045)
Net increase (decrease) in net assets from capital transactions	(12,140,281)	(16,728,756)

Total increase (decrease) in net assets	(16,719,178)	(12,862,903)

Net Assets:
Beginning of period	57,072,063	69,934,966
End of period	$40,352,885	$57,072,063

Capital Share Transactions:
Shares sold	100,000	490,000
Shares redeemed	(470,000)	(950,000)
Net increase (decrease) in capital share transactions	(370,000)	(460,000)

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$57,587	$(44,765)
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	8,216,606	1,379,825
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,915,098)	8,844,066
Net increase (decrease) in net assets resulting from operations	2,359,095	10,179,126

Distributions to Shareholders:
Total distributions to shareholders	(1,411,981)	-

Capital Transactions:
Net proceeds from shares sold	5,571,895	7,899,129
Cost of shares redeemed	(6,340,075)	(6,872,963)
Transactions fees (Note 2c)	(52)	247
Net increase (decrease) in net assets from capital transactions	(768,232)	1,026,413

Total increase (decrease) in net assets	178,882	11,205,539

Net Assets:
Beginning of period	31,032,705	19,827,166
End of period	$31,211,587	$31,032,705

Capital Share Transactions:
Shares sold	75,000	150,000
Shares redeemed	(100,000)	(150,000)
Net increase (decrease) in capital share transactions	(25,000)	-

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended March 31, 2025*	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,233,138	$1,446,426	$1,519,589
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	21,700,914	17,344,985	(11,177,516)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(16,335,120)	(6,530,039)	12,835,811
Net increase (decrease) in net assets resulting from operations	6,598,932	12,261,372	3,177,884

Distributions to Shareholders:
Total distributions to shareholders	(1,875,290)	(1,732,994)	(2,229,007)

Capital Transactions:
Net proceeds from shares sold	79,369,813	-	1,861,275
Cost of shares redeemed	(162,684,048)	(5,932,885)	(33,601,565)
Transactions fees (Note 2c)	(53)	-	-
Net increase (decrease) in net assets from capital transactions	(83,314,288)	(5,932,885)	(31,740,290)

Total increase (decrease) in net assets	(78,590,646)	4,595,493	(30,791,413)

Net Assets:
Beginning of period	131,706,771	127,111,278	157,902,691
End of period	$53,116,125	$131,706,771	$127,111,278

Capital Share Transactions:
Shares sold	1,725,000	-	50,000
Shares redeemed	(3,575,000)	(150,000)	(900,000)
Net increase (decrease) in capital share transactions	(1,850,000)	(150,000)	(850,000)

^	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilites of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.
*	Fiscal year end changed to March 31, effective August 1, 2024.

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF

STATEMENT OF CASH FLOWS

For the Period Ended March 31, 2025

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$6,598,932
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(174,628,139)
Sales of long-term investments	186,053,393
Return of capital dividends received	8,261
(Increase) Decrease in Assets:
Dividends and interest receivables	244,039
Tax reclaim receivable	(160,246)
Increase (Decrease) in Liabilities:
Foreign currency Due to Custodian	159,105
Advisory fees payable	(63,865)
Net realized (gain)/loss	(22,254,195)
Net change in unrealized appreciation/depreciation	16,366,362
Net provided by (cash used) for operating activities	12,323,647

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	813,676
Cost of shares redeemed	(13,501,157)
Dividends paid to shareholders, net of reinvestments	(1,875,290)
Net cash provided by (used for) financing activities	(14,562,771)

Net Increase (Decrease) in cash	(2,239,124)

Cash and cash equivalents
Beginning cash balance	3,509,267
Total beginning cash and cash equivalents	3,509,267

Ending cash balance	1,270,143
Total ending cash and cash equivalents	$1 ,270,143
Supplemental disclosure of interest expense paid	$91,704

See accompanying Notes to Financial Statements.

Astoria Real Assets ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31,	For the Year Ended March 31,	For the Year Ended March 31,	For the Period Ended
	2025	2024**	2023	March 31, 2022*
Net asset value, beginning of period	$15.88	$12.55	$14.25	$12.50
Income from Investment Operations:
Net investment income (loss)[1]	0.23	0.27	0.45	0.09
Net realized and unrealized gain (loss)	(1.46)	3.37	(1.72)	1.66
Total from investment operations	(1.23)	3.64	(1.27)	1.75

Less Distributions:
From net investment income	(0.21)	(0.31)	(0.43)	-
Total distributions	(0.21)	(0.31)	(0.43)	-
Net asset value, end of period	$14.44	$15.88	$12.55	$14.25

Total return[2,3]	(7.74)%	29.52%	(8.72)%	13.96%[4]

Total return at market price[2,5]	(7.65)%	30.06%	(9.06)%	14.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,774	$62,554	$68,988	$61,963
Ratio of expenses to average net assets[6]	0.71%	0.73%	0.70%	0.70%[7]
Ratio of net investment income (loss) to average net assets	1.51%	2.06%	3.50%	2.51%[7]

Portfolio turnover rate[8]	159%	97%	81%	11%[4]

*	The Fund commenced operations on December 29, 2021.
**	The Fund had a 2-1 forward stock split after the close of business April 29, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca, Inc.
[6]	If interest expense and/or excise tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended March 31, 2025 . For the years ended March 31, 2024, March 31, 2023 and the period ended March 31, 2022, the ratios would have been lowered by 0.03%, 0.00% and 0.00%, respectively.
[7]	Annualized.
[8]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31,	For the Year Ended March 31,	For the Period Ended March 31,	For the Year Ended July 31,	For the Year Ended July 31,	For the Year Ended July 31,
	2025	2024	2023**	2022	2021	2020
Net asset value, beginning of period	$36.66	$28.88	$28.69	$34.06	$24.44	$21.88
Income from Investment Operations:
Net investment income (loss)[1]	0.29	0.30	0.22	0.29	0.25	0.29
Net realized and unrealized gain (loss)	0.19	7.79	0.25	(5.46)	9.54	2.47
Net increase from payments by affiliates	-	-	0.02 [2]	-	-	-
Total from investment operations	0.48	8.09	0.49	(5.17)	9.79	2.76

Less Distributions:
From net investment income	(0.29)	(0.31)	(0.30)	(0.20)	(0.17)	(0.20)
Total distributions	(0.29)	(0.31)	(0.30)	(0.20)	(0.17)	(0.20)
Net asset value, end of period	$36.85	$36.66	$28.88	$28.69	$34.06	$24.44

Total return[3,4]	1.27%	28.14%	1.78%[2,5]	(15.29)%	40.19%	12.69%

Total return at market price[3,6]	1.15%	28.26%	1.74%[5]	(15.32)%	40.44%	12.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$125,287	$127,398	$116,957	$103,281	$80,042	$19,551
Ratio of expenses to average net assets	0.49%[7]	0.49%[7]	0.49%[8]	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets	0.77%	0.96%	1.17%[8]	0.94%	0.82%	1.33%

Portfolio turnover rate[9]	45%	66%	41%[5]	162%	85%	120%

^	Financial information from October 9, 2017 through March 18, 2022 is for the Change Finance ESG ETF, which was reorganized into the AXS Change Finance ESG ETF as of the close of business on March 18, 2022. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to March 31, effective February 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Non-affiliate reimbursed the Fund $72,000 for errors during processing. The reimbursement had a 0.07% impact to the Fund's performance.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca, Inc.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended March 31, 2025 and for the year ended March 31, 2024.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31,	For the Year Ended March 31,	For the Period Ended
	2025	2024	March 31, 2023*
Net asset value, beginning of period	$32.99	$31.93	$30.00
Income from Investment Operations:
Net investment income (loss)[1]	0.12	0.18	0.11
Net realized and unrealized gain (loss)	(3.27)	1.13	1.86
Total from investment operations	(3.15)	1.31	1.97

Less Distributions:
From net investment income	(0.17)	(0.24)	(0.04)
From net realized gain	-	(0.01)	-
Total distributions	(0.17)	(0.25)	(0.04)
Net asset value, end of period	$29.67	$32.99	$31.93

Total return[2,3]	(9.62)%	4.15%	6.57%[4]

Total return at market price[2,5]	(9.44)%	3.86%	6.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,353	$57,072	$69,935
Ratio of expenses to average net assets[6]	1.00%	1.00%	1.00%[7]
Ratio of net investment income (loss) to average net assets	0.36%	0.57%	0.68%[7]

Portfolio turnover rate[8]	10%	10%	2%[4]

*	The Fund commenced operations on September 27, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca, Inc.
[6]	If interest expense and/or excise tax expense had been excluded, the expense ratios would have remained unchanged for the years ended March 31, 2025, March 31, 2024 and the period ended March 31, 2023.
[7]	Annualized.
[8]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31,	For the Year Ended March 31,	For the Period Ended March 31,	For the Year Ended October 31,	For the Year Ended October 31,	For the Period Ended October 31,
	2025	2024	2023**	2022	2021	2020*
Net asset value, beginning of period	$61.97	$39.59	$32.88	$63.33	$43.22	$25.60
Income from Investment Operations:
Net investment income (loss)[1]	0.12	(0.09)	(0.03)	(0.18)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	6.48	22.47	6.74	(30.28)	20.28	17.69
Total from investment operations	6.60	22.38	6.71	(30.46)	20.08	17.62

Less Distributions:
From net realized gain	(2.97)	-	-	-	-	-
Total distributions	(2.97)	-	-	-	-	-

Capital Share Transactions:
Transaction fees (Note 2c)[1]	(-)[2]	- [2]	-	0.01	0.03	- [2]
Net asset value, end of period	$65.60	$61.97	$39.59	$32.88	$63.33	$43.22

Total return[3,4]	10.09%	56.53%	20.41%[5]	(48.08)%	46.53%	68.85%[5]

Total return at market price[4,6]	10.10%	56.84%	20.26%[5]	(48.05)%	46.27%	68.80%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,212	$31,033	$19,827	$16,467	$45,962	$11,918

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.33%[7]	1.52%[7]	2.13%[8]	2.01%	1.55%	3.90%[8]
After fees waived and expenses absorbed/recovered	0.75%[7]	0.76%[7]	0.75%[8]	0.75%	0.75%	0.75%[8]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.40)%	(0.96)%	(1.62)%[8]	(1.62)%	(1.16)%	(3.44)%[8]
After fees waived and expenses absorbed/recovered	0.18%	(0.20)%	(0.24)%[8]	(0.36)%	(0.36)%	(0.29)%[8]

Portfolio turnover rate[9]	98%	47%	16%[5]	31%	29%	130%[5]

^	Financial information from March 30, 2020 through December 16, 2022 is for the Esoterica NextG Economy ETF, which was reorganized into the AXS Esoterica NextG Economy ETF as of the close of business on December 16, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on March 30, 2020.
**	Fiscal year end changed to March 31, effective February 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE BZX Exchange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the CBOE BZX Exchange, Inc.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended March 31, 2025. For the year ended March, 31, 2024, the ratios would have been lowered by 0.01%.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period Ended March 31,	For the Year Ended April 30,	For the Year Ended April 30,	For the Year Ended April 30,	For the Year Ended April 30,	For the Year Ended April 30,
	2025*	2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.18	$39.72	$38.99	$44.79	$31.87	$33.75
Income from Investment Operations:
Net investment income (loss)[1]	0.48	0.46	0.43	0.45	0.28	0.31
Net realized and unrealized gain (loss)	1.28	3.56	0.96	(6.02)	12.90	(1.83)
Total from investment operations	1.76	4.02	1.39	(5.57)	13.18	(1.52)

Less Distributions:
From net investment income	(0.68)	(0.56)	(0.66)	(0.23)	(0.26)	(0.36)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.68)	(0.56)	(0.66)	(0.23)	(0.26)	(0.36)

Capital Share Transactions:
Transaction fees (Note 2c)	-	-	-	-	-	-
Net asset value, end of period	$44.26	$43.18	$39.72	$38.99	$44.79	$31.87

Total return[2]	4.10%[3]	10.20%	3.71%	(12.52)%	41.40%	(4.64)%

Total return at market price[4]	5.15%[3]	9.32%	4.81%	(13.28)%	42.40%	(5.35)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,116	$131,707	$127,111	$157,903	$183,659	$130,671
Ratio of expenses to average net assets	0.84%[5,6]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.17%[5]	1.13%	1.15%	0.98%	0.70%	0.92%

Portfolio turnover rate[7]	159%[3]	79%	96%	23%	31%	19%

^	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilites of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.
*	Fiscal year end changed to March 31, effective August 1, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Not annualized.
[4]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.09% for the period May 1, 2024 through March 31, 2025.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

Note 1 – Organization

Astoria Real Assets ETF (formerly, AXS Astoria Real Assets ETF), AXS Change Finance ESG ETF (the “Change Finance ESG ETF”), AXS Green Alpha ETF (the “Green Alpha ETF”), AXS Esoterica NextG Economy ETF (the “Esoterica NextG Economy ETF”) and AXS Knowledge Leaders ETF (the “Knowledge Leaders ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Astoria Real Assets ETF’s primary investment objective is to seek long-term capital appreciation in inflation-adjusted terms. The Astoria Real Assets ETF is classified as a non-diversified Fund. The Astoria Real Assets ETF is an actively managed exchange-traded fund (“ETF”). The Astoria Real Assets ETF commenced operations on December 29, 2021.

On October 20, 2023, the Board of the Trust approved and declared advisable the reorganization of the KL Allocation Fund into the Astoria Real Assets ETF. The purpose of the reorganization was to combine two Funds in separate Trusts with different investment objectives and strategies. The reorganization provided for the transfer of assets of the KL Allocation Fund to the Astoria Real Assets ETF and the assumption of the liabilities of the KL Allocation Fund by the Astoria Real Assets ETF. Following the reorganization, the Astoria Real Assets ETF held the assets of the KL Allocation Fund. The reorganization was effective as of the close of business on June 7, 2024. The following tables illustrate the specifics of the Astoria Real Assets ETF’s reorganization:

KL Allocation Fund Net Assets[1]	Shares Issued to Shareholders of KL Allocation Fund	Astoria Real Assets ETF Net Assets	Combined Net Assets	Tax Status of Transfer
$20,484,338	1,355,349	$60,303,707	$80,788,045	Non-taxable

[1]	Includes accumulated realized loss and unrealized appreciation in the amounts of $10,385,618 and $1,010,379, respectively.

Assuming the reorganization had been completed on April 1, 2024, the beginning of the annual reporting period for the Astoria Real Assets ETF, the pro forma results of operation (unaudited) for the fiscal year 2025 would have been as follows:

Net investment income (loss)	$1,080,824
Net realized gain (loss) on investments	6,578,532
Net change in unrealized appreciation/depreciations on investments	(11,750,379)
Net increase (decrease) of net assets resulting from operations	$(4,091,023)

Because the Astoria Real Assets ETF has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the KL Allocation Fund and the Astoria Real Assets ETF that have been included in the Astoria Real Assets ETF’s Statement of Operations since June 8, 2024.

On April 17, 2024, the Trust’s Board approved a two-for-one forward share split for shares of the Astoria Real Assets ETF, effective after the close of business on April 29, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

The Change Finance ESG ETF’s primary investment objective is to seek to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index. The Change Finance ESG ETF is classified as a diversified Fund. The Change Finance ESG ETF is a passively managed ETF.

The Change Finance ESG ETF commenced investment operations on March 21, 2022. Prior to that date, the Change Finance ESG ETF acquired the assets and assumed the liabilities of the Change Finance U.S. Large Cap Fossil Fuel Free ETF (the "Change Finance ESG ETF Predecessor Fund"), a series of ETF Series Solutions in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on December 6, 2021, by the Board of ETF Series Solutions on December 13, 2021, and by beneficial owners of the Change Finance ESG ETF Predecessor Fund on March 15, 2022. The tax-free reorganization was accomplished on March 18, 2022. As a result of the reorganization, the Change Finance ESG ETF assumed the performance and accounting history of the Change Finance ESG ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Change Finance ESG ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Change Finance ESG ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
3,850,000	$120,130,454

The net unrealized appreciation of investments transferred was $2,026,619 as of the date of the acquisition.

The Green Alpha ETF’s primary investment objective is to seek long-term capital appreciation. The Green Alpha ETF is classified as a diversified Fund. The Green Alpha ETF is an actively managed ETF. The Green Alpha ETF commenced operations on September 27, 2022.

The Esoterica NextG Economy ETF’s primary investment objective is to seek capital appreciation. The Esoterica NextG Economy ETF is an actively managed ETF. The Esoterica NextG Economy ETF is a non-diversified fund.

The Esoterica NextG Economy ETF commenced investment operations on December 19, 2022. Prior to that date, the Esoterica NextG Economy ETF acquired the assets and assumed the liabilities of the Esoterica NextG Economy ETF (the "Esoterica NextG Economy ETF Predecessor Fund"), a series of Esoterica Thematic Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 18, 2022, by the Esoterica Thematic Trust on October 13, 2022, and by beneficial owners of the Esoterica NextG Economy ETF Predecessor Fund on December 15, 2022. The tax-free reorganization was accomplished on December 16, 2022. As a result of the reorganization, the Esoterica NextG Economy ETF assumed the performance and accounting history of the Esoterica NextG Economy ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Esoterica NextG Economy ETF Predecessor Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Esoterica NextG Economy ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
500,754	$16,579,393

The net unrealized depreciation of investments transferred was $7,610,299 as of the date of the acquisition.

The Knowledge Leaders ETF’s primary investment objective is to seek long-term capital appreciation. The Knowledge Leaders ETF is a passively managed ETF. The Knowledge Leaders ETF is a diversified fund. Effective August 1, 2024, the Knowledge Leaders ETF changed fiscal year end from April 30th to March 31st.

The Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the Knowledge Leaders ETF acquired the assets and assumed the liabilities of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Managers Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2023, by the Investment Managers Series Trust II on May 31, 2024, and by beneficial owners of the Knowledge Leaders ETF Predecessor Fund on July 12, 2024. The tax-free reorganization was accomplished on July 19, 2024. As a result of the reorganization, the Knowledge Leaders ETF assumed the performance and accounting history of the Knowledge Leaders ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Knowledge Leaders ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Knowledge Leaders ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
2,900,001	$130,215,694

The net unrealized depreciation of investments transferred was $21,591,581 as of the date of the acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Astoria Real Assets ETF, Change Finance ESG ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF is $250, $350, $100, $500 and $1,000, respectively, regardless of the number of Creation Units created in the transaction.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Astoria Real Assets ETF, Change Finance ESG ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF is $250, $350, $100, $500 and $1,000, respectively, regardless of the number of Creation Units redeemed in the transaction.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2025, and during the prior open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Astoria Real Assets ETF	Quarterly
Change Finance ESG ETF	Annually
Green Alpha ETF	Quarterly
Esoterica NextG Economy ETF	Annually
Knowledge Leaders ETF	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

Investment Advisory Fees
Astoria Real Assets ETF	0.70%
Change Finance ESG ETF	0.49%
Green Alpha ETF	1.00%
Esoterica NextG Economy ETF	0.75%
Knowledge Leaders ETF	0.75%

The Advisor has agreed to pay all expenses of the Astoria Real Assets ETF, Change Finance ESG ETF, Green Alpha ETF and Knowledge Leaders ETF except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisor has contractually agreed to waive its fee and to absorb other operating expenses of the Esoterica NextG Economy ETF to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2025 and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended March 31, 2025, the Advisor waived a portion of its advisory fee totaling $186,360.

The Advisor is permitted to seek reimbursement from the Esoterica NextG Economy ETF, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the years stated below:

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Esoterica NextG Economy ETF
March 31, 2026	$51,804
March 31, 2027	175,350
March 31, 2028	186,360
Total	$413,514

The Advisor has engaged Astoria Portfolio Advisors LLC (“Astoria” or the “Sub-Advisor”) to manage the Astoria Real Assets ETF’s overall investment program and pays Astoria an annual sub-advisory fee based upon the Astoria Real Assets ETF’s average daily net assets. The Advisor is responsible for paying the entire amount of Astoria’s sub-advisory fee. The Astoria Real Assets ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Change Finance, PBC (“Change Finance” or the “Sub-Advisor”) to manage the Change Finance ESG ETF’s overall investment program and pays Change Finance an annual sub-advisory fee based upon the Change Finance ESG ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Change Finance’s sub-advisory fee. The Change Finance ESG ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Green Alpha Advisors, LLC (“Green Alpha” or the “Sub-Advisor”) to manage the Green Alpha ETF’s overall investment program and pays Green Alpha an annual sub-advisory fee based upon the Green Alpha ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Green Alpha’s sub-advisory fee. The Green Alpha ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Esoterica Capital LLC (“Esoterica” or the “Sub-Advisor”) to manage the Esoterica NextG Economy ETF’s overall investment program and pays Esoterica an annual sub-advisory fee based upon the Esoterica NextG Economy ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Esoterica’s sub-advisory fee. The Esoterica NextG Economy ETF does not directly pay the Sub-Advisor.

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. The Esoterica NextG Economy ETF’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended March 31, 2025, are reported on the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. The Advisor is responsible for paying trustees fees incurred to all the Funds except the Esoterica NextG Economy ETF. For the year ended March 31, 2025, the Esoterica NextG Economy ETF’s fees incurred to Trustees who are not affiliated with the Esoterica NextG Economy ETF’s co-administrators are reported on the Statements of Operations.

The Board of the Trust, on behalf of the Esoterica NextG Economy ETF, has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Funds in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Esoterica NextG Economy ETF’s liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Esoterica NextG Economy ETF and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Esoterica NextG Economy ETF’s allocated fees incurred for CCO services for the year ended March 31, 2025, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At March 31, 2025, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Astoria Real Assets ETF	Change Finance ESG ETF
Cost of investments	$50,116,199	$109,951,437

Gross unrealized appreciation	$5,103,281	$19,995,495
Gross unrealized depreciation	(4,659,217)	(5,089,982)
Net unrealized appreciation (depreciation) on investments	$444,064	$14,905,513

	Green Alpha ETF	Esoterica NextG Economy ETF
Cost of investments	$39,894,010	$29,952,753

Gross unrealized appreciation	$10,644,042	$3,391,190
Gross unrealized depreciation	(10,530,699)	(3,858,237)
Net unrealized appreciation (depreciation) on investments	$113,343	$(467,047)

Knowledge Leaders ETF
Cost of investments	$49,632,042

Gross unrealized appreciation	$2,842,391
Gross unrealized depreciation	(1,212,641)
Net unrealized appreciation (depreciation) on investments	$1,629,750

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the periods ended March 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

	Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Astoria Real Assets ETF	$15,647,305	$(15,647,305)
Change Finance ESG ETF	12,953,878	(12,953,878)
Green Alpha ETF	3,422,656	(3,422,656)
Esoterica NextG Economy ETF	1,827,808	(1,827,808)
Knowledge Leaders ETF	21,584,203	(21,584,203)

As of March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Astoria Real Assets ETF	Change Finance ESG ETF
Undistributed ordinary income	$12,956	$258,110
Undistributed long-term capital gains	-	-
Tax distributable earnings	12,956	258,110

Accumulated capital and other losses	(23,519,875)	(27,037,880)

Net unrealized appreciation (depreciation) on investments	444,064	14,905,513
Net unrealized appreciation (depreciation) on foreign currency translations	(12,465)	-
Total distributable earnings (deficit)	$(23,075,320)	$(11,874,257)

	Green Alpha ETF	Esoterica NextG Economy ETF
Undistributed ordinary income	$-	$781,720
Undistributed long-term capital gains	-	-
Tax distributable earnings	-	781,720

Accumulated capital and other losses	(5,016,691)	-

Net unrealized appreciation (depreciation) on investments	113,343	(467,047)
Net unrealized appreciation (depreciation) on foreign currency translations	37	-
Unrealized deferred compensation	-	(5,272)
Total distributable earnings (deficit)	$(4,903,311)	$309,401

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

As of March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Knowledge Leaders ETF
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(10,169,854)

Net unrealized appreciation on investments	1,629,750
Net unrealized depreciation on foreign currency translations	(33,137)
Total distributable earnings (accumulated deficit)	$(8,573,241)

As of the tax periods ended March 31, 2025, the Funds had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total
Astoria Real Assets ETF	$20,417,256	$3,102,619	$23,519,875
Change Finance ESG ETF	20,167,830	6,870,050	27,037,880
Green Alpha ETF	914,642	4,102,049	5,016,691
Esoterica NextG Economy ETF	-	-	-
Knowledge Leaders ETF	9,997,975	-	9,997,975

As of March 31, 2025, the Astoria Real Assets ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF utilized $1,437,002, $4,205,360 and $175,546, respectively, of non-expiring capital loss carryforwards.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryforwards subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger. As a result of the reorganization with KL Allocation Fund on June 7, 2024, the Astoria Real Assets ETF acquired capital loss carryforwards of approximately $10,388,303. Utilization of these losses is subject to limitations under Internal Revenue Code Section 383 due to the change in ownership. These limitations may restrict the amount of capital gains that can be offset in future years. The IRC Section 383 capital loss carryforward limitation is $601,758 for the year ended March 31, 2025.

The tax character of distributions paid during the years ended March 31, 2024 and 2023, was as follows:

Astoria Real Assets ETF
	2025	2024
Distributions paid from:
Ordinary income	$909,196	$1,371,385
Net long-term capital gains	-	-
Total distributions paid	$909,196	$1,371,385

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Change Finance ESG ETF
	2025	2024
Distributions paid from:
Ordinary income	$990,564	$1,243,419
Net long-term capital gains	-	-
Total distributions paid	$990,564	$1,243,419

Green Alpha ETF
	2025	2024
Distributions paid from:
Ordinary income	$258,373	$592,737
Net long-term capital gains	-	25,900
Total distributions paid	$258,373	$618,637

Esoterica NextG Economy ETF
	2025	2024
Distributions paid from:
Ordinary income	$820,148	$-
Net long-term capital gains	591,833	-
Total distributions paid	$1,411,981	$-

The tax character of distributions paid during the periods ended March 31, 2025, April 30, 2024 and 2023 were as follows:

Knowledge Leaders ETF
	March 31, 2025	April 30, 2024	April 30, 2023
Distributions paid from:
Ordinary income	$1,875,290	$1,732,994	$2,229,007
Net long-term capital gains	-	-	-
Total distributions paid	$1,875,290	$1,732,994	$2,229,007

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the periods ended March 31, 2025, were as follows:

Fund	Purchases	Sales
Astoria Real Assets ETF	$105,866,772	$98,337,300
Change Finance ESG ETF	58,062,414	60,808,928
Green Alpha ETF	4,906,456	5,360,614
Esoterica NextG Economy ETF	28,507,715	28,349,135
Knowledge Leaders ETF	174,628,139	186,053,393

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Purchases, sales, and realized gain/(loss) of in-kind transactions for the periods ended March 31, 2025, were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Astoria Real Assets ETF	$11,048,780	$38,807,483	$5,368,865
Change Finance ESG ETF	53,171,097	53,265,379	13,217,487
Green Alpha ETF	3,257,543	14,868,264	3,492,174
Esoterica NextG Economy ETF	4,627,231	5,623,336	1,827,808
Knowledge Leaders ETF	78,556,137	149,182,944	21,691,853

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Funds’ Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Funds to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Funds.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Funds’ assets carried at fair value:

Astoria Real Assets ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$44,225,676	$-	$-	$44,225,676
Exchange-Traded Funds	6,334,587	-	-	6,334,587
Total Investments	$50,560,263	$-	$-	$50,560,263

Change Finance ESG ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$124,856,950	$-	$-	$124,856,950
Total Investments	$124,856,950	$-	$-	$124,856,950

Green Alpha ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$40,007,353	$-	$-	$40,007,353
Total Investments	$40,007,353	$-	$-	$40,007,353

Esoterica NextG Economy ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$25,877,917	$-	$-	$25,877,917
Exchange-Traded Funds	3,607,789	-	-	3,607,789
Total Investments	$29,485,706	$-	$-	$29,485,706

Knowledge Leaders ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$51,261,792	$-	$-	$51,261,792
Total Investments	$51,261,792	$-	$-	$51,261,792

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

*	For a detailed break-out of common stocks by major industry/country classification, please refer to the Schedules of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 9 – Overdrafts

Pursuant to the custody agreement between the Trust, on behalf of the Knowledge Leaders ETF, and BBH under which BBH charges a Base Rate plus 2% on overdrafts. During the period ended March 31, 2025, the overdraft and interest were as follows:

Largest overdraft amount outstanding on an individual day	$8,931,395
Average overdraft amount for 151 days	2,001,766
Average interest rate	4.22%
Interest paid	$91,704
Gross overdraft balance at March 31, 2025	$249,516

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On September 30, 2024, based on the recommendation of the Advisor of the Change Finance ESG ETF (the “Acquired Fund”), the Trust’s Board approved the reorganization of the Acquired Fund into the Stance Sustainable Beta ETF (the “Acquiring Fund”), a series of EA Series Trust (the “Reorganization”). The Reorganization of the Acquired Fund is subject to approval by its shareholders.

The Plan provides for the Acquired Fund to transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund and cash in lieu of fractional Acquiring Fund shares, and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund and cash in lieu of fractional Acquiring Fund shares equal in value to the shares of the Acquired Fund held by such shareholder prior to the Reorganization. The Reorganization is not generally expected to result in the recognition of gain or loss by the Acquired Fund or its shareholders for U.S. federal income tax purposes, except for any gain recognized by shareholders as a result of the receipt of cash in lieu of fractional shares of the Acquiring Fund. Change Finance and Stance Capital, LLC, an investment sub-advisor to the Acquiring Fund, will bear the costs related to the Reorganization.

The Acquired Fund’s shareholders approved the Plan at a meeting held on April 2, 2025. The results of the shareholders meeting are reported in the Form N-CSR Item 8-11.

At the close of business on April 4, 2025, the Fund reorganized into the Stance Sustainable Beta ETF.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AXS ETFs and

the Board of Trustees of

Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AXS Astoria Real Assets ETF (formerly AXS Astoria Inflation Sensitive ETF), AXS Change Finance ESG ETF, AXS Green Alpha ETF, AXS Esoterica NextG Economy ETF and AXS Knowledge Leaders ETF (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of March 31, 2025, the related statements of operations, the statements of changes in net assets, statement of cash flows (for AXS Knowledge Leaders ETF), and the financial highlights for each of the periods indicated in the table below, and the related notes collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2025, the results of their operations, the changes in their net assets, cash flows (for AXS Knowledge Leaders ETF), and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting AXS ETFs	Statements of operations	Statements of changes in net assets	Statement of cash flows	Financial highlights
AXS Astoria Real Assets ETF (formerly AXS Astoria Inflation Sensitive ETF)	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025.	N/A	For each of the three years in the period ended March 31, 2025, and for the period December 29, 2021 (commencement of operations) through March 31, 2022.
AXS Change Finance ESG ETF	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025.	N/A	For each of the two years in the period ended March 31, 2025, the eight months period ended March 31, 2023, and for the year ended July 31, 2022.
AXS Green Alpha ETF	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025.	N/A	For each of the two years in the period ended March 31, 2025, and for the period September 27, 2022 (commencement of operations) through March 31, 2023.
AXS Esoterica NextG Economy ETF	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025.	N/A	For each of the two years in the period ended March 31, 2025, and for the five months period ended March 31, 2023.
AXS Knowledge Leaders ETF	For the eleven months period ended March 31, 2025	For the eleven months period ended March 31, 2025, and each of the two years in the period ended April 30, 2024.	For the eleven months period ended March 31, 2025	For the eleven months period ended March 31, 2025, and for each of the five years in the year ended April 30, 2024.

With respect to AXS Change Finance ESG ETF, the financial highlights for each of the two years in the period ended July 31, were audited by other auditors, whose report dated September 28, 2021 expressed an unqualified opinion on such financial highlights.

With respect to AXS Esoterica NextG Economy ETF, the financial highlights for each of the three years in the period ended October 31, 2022, and for the period March 30, 2020 (commencement of operations) through October 31, 2020, were audited by other auditors, whose report dated December 21, 2022 expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 30, 2025

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Qualified Dividend Income

For the year ended March 31, 2025, 100.00%, 100.00%, 28.20%, 4.92% and 100.00% for the Astoria Real Assets ETF, Change Finance ESG ETF, Green Alpha ETF, Estoterica NextG Economy ETF and Knowledge Leaders ETF, respectively, of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended March 31, 2025, 48.35%, 100.00%, 55.06%, 3.64% and 17.82% for the Astoria Real Assets ETF, Change Finance ESG ETF, Green Alpha ETF, Estoterica NextG Economy ETF and Knowledge Leaders ETF, respectively, of the dividends to be paid from net investment income, including short-term capital gains(if any), from the Fund are designated as dividends received deduction available to corporate shareholders.

Long-Term Capital Gain Designation

For the year ended March 31, 2025, the AXS Green Alpha ETF designates $0 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a meeting held on April 2, 2025, shareholders of the AXS Change Finance ESG ETF approved an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the AXS Change Finance ESG (the “Acquired Fund”), a series of the Investment Managers Series Trust II (the “Trust”), to the Stance Sustainable Beta ETF (the “Acquiring Fund”), a series of EA Series Trust (the “EA Trust”), in exchange for (a) shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares of the Acquiring Fund in proportion to the shareholders’ respective holdings of shares of the Acquired Fund. The percentage of share outstanding and entitled to vote that were present by proxy was 52.34%. The number of shares voted were as follows:

For	Against	Abstain	Total
1,491,357	41,753	272,525	1,805,635

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

AXS Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, and AXS Green Alpha ETF

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

At an in-person meeting held on January 22, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	AXS Astoria Real Assets ETF (the “Astoria Real Assets ETF”),
●	AXS Change Finance ESG ETF (the “Change Finance ESG ETF”),
●	AXS Esoterica NextG Economy ETF (the “Esoterica NextG Economy ETF”), and
●	AXS Green Alpha ETF (the “Green Alpha ETF”)

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

●	the sub-advisory agreement (the “Astoria Sub-Advisory Agreement”) between the Advisor and Astoria Portfolio Advisors LLC (“Astoria Advisors”) with respect to the Astoria Real Assets ETF;

●	the sub-advisory agreement (the “Change Finance Sub-Advisory Agreement”) between the Advisor and Change Finance, P.B.C. (“Change Finance”) with respect to the Change Finance ESG ETF;

●	the sub-advisory agreement (the “Esoterica Sub-Advisory Agreement”) between the Advisor and Esoterica Capital LLC (“Esoterica Capital”) with respect to the Esoterica NextG Economy ETF; and

●	the sub-advisory agreement (the “Green Alpha Sub-Advisory Agreement”) between the Advisor and Green Alpha Advisors, LLC (“Green Alpha”) with respect to the Green Alpha ETF.

Astoria Advisors, Change Finance, Esoterica Capital, and Green Alpha are collectively referred to below as the “Sub-Advisors.” The Advisory Agreement, the Astoria Sub-Advisory Agreement, the Change Finance Sub-Advisory Agreement, the Esoterica Sub-Advisory Agreement, and the Green Alpha Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.”

In approving renewal of the Fund Advisory Agreements with respect to each Fund, as applicable, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each, a “Fund Universe”) for various periods ended October 31, 2024; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement, as applicable. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

AXS Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, and AXS Green Alpha ETF

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Astoria Real Assets ETF’s total return for the one-year period was above the Peer Group and Global Allocation Fund Universe median returns and the Astoria Blended Benchmark Index (the “Blended Index”) return, but below the MSCI ACWI Net Return Index return by 9.21%. The Trustees considered the Advisor’s belief that the Blended Index is a better measure of the Fund’s performance than the MSCI ACWI Net Return Index because the Blended Index more closely aligns with the Fund’s allocations across asset classes, whereas the MSCI ACWI Net Return Index is comprised entirely of stocks.

●	The Change Finance ESG ETF’s annualized total return for the five-year period was below the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (the “Change Finance Index”) return, the Peer Group and Large Blend Fund Universe median returns, and the S&P 500 Total Return Index return by 0.61%, 1.23%, 1.87%, and 2.67%, respectively. The Fund’s annualized total return for the three-year period was below the Change Finance Index return, the Peer Group and Fund Universe median returns, and the S&P 500 Total Return Index return by 0.48%, 3.27%, 3.82%, and 4.93%, respectively. The Fund’s total return for the one-year period was below the Change Finance Index return by 0.72%, the Peer Group median return by 3.39%, the Fund Universe median return by 3.91%, and the S&P 500 Total Return Index return by 4.93%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group for the one-year period was due to the Fund’s adherence to the Change Finance Index, which included smaller-cap companies than most of the funds in the Peer Group during a year when mega-cap stocks generally outperformed.

AXS Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, and AXS Green Alpha ETF

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

●	The Esoterica NextG Economy ETF’s total return for the one-year period was above the Peer Group and Technology Fund Universe median returns, the MSCI ACWI Net Return Index return, and the S&P 500 Total Return Index return. The Fund’s annualized total return for three-year period was above the Peer Group and Fund Universe median returns, but below the MSCI ACWI Net Return Index return and the S&P 500 Total Return Index return by 1.51% and 5.08%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to its benchmarks for the three-year period was due to poor performance in 2022 when the Fund lost 49%, and that the Advisor did not become the Fund’s investment advisor until December 2022. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods.

●	The Green Alpha ETF’s total return for the one-year period was above both the Peer Group and Global Large-Stock Blend Fund Universe median returns, but below the MSCI ACWI Investable Market Index return by 2.25%. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the MSCI ACWI Investable Market Index was due to stock selection, sector weighting, and market-cap weighting differences between the Fund’s portfolio and the Index; and Green Alpha’s belief that the ETF is well-positioned for the current market.

The Board noted its familiarity with the Advisor and considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, its commitment to the maintenance and growth of the Funds’ assets, and its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisors, noting that the Advisor provides overall supervision of the general investment management and investment operations of each Fund, and oversees the Sub-Advisors with respect to each Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisors, monitoring each Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of each Fund; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

AXS Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, and AXS Green Alpha ETF

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Astoria Real Assets ETF’s annual investment advisory fee (gross of fee waivers) was higher than the Global Allocation Fund Universe and Peer Group medians by 0.08% and 0.15%, respectively. The Board observed that the Fund’s advisory fee was not in the highest quartile of funds in the Fund Universe. In addition, the Board considered the Advisor’s belief that the Fund, which invests directly in foreign securities, has greater diversification and employs a more active style than many of the funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.18%, respectively. The Board considered the Advisor’s assertion that the net expenses for the Fund are set at a level at which the Advisor can maintain the viability of the Fund.

●	The Change Finance ESG ETF’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Blend Fund Universe medians by 0.04% and 0.29%, respectively. The Board considered the Advisor’s belief that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.04% and 0.30%, respectively. The Board observed that the Fund’s net expenses were not in the highest quartile of funds in the Peer Group or the Fund Universe. The Board also observed that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe.

●	The Esoterica NextG Economy ETF’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Technology Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.03%. The Trustees observed that the Fund’s net expenses were not in the highest quartile of funds in the Fund Universe.

●	The Green Alpha ETF’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Global Large-Stock Blend Fund Universe medians by 0.275% and 0.31%, respectively. The Board considered the Advisor’s assertion that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, as the Fund engages in active stock selection while at least one fund in the Peer Group allocates to asset class and sector ETFs. The Trustees also noted the Advisor’s observation that unlike the Fund, certain peer funds do not have an ESG overlay, which is more costly to manage.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.28% and 0.31%, respectively. The Trustees considered the Advisor’s observation that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s total expenses were set at a level that the Advisor could support.

AXS Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, and AXS Green Alpha ETF

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

In reviewing the advisory fees and net expenses for each Fund, the Board noted that the Advisor does not manage any other accounts with the same objectives and policies as any Fund, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Advisor; and that the Advisor set the net expenses for each Fund at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2024, noting that the Advisor had waived a significant portion of its advisory fee for the Esoterica NextG Economy ETF, and had not realized a profit with respect to the Astoria Real Assets ETF, Change Finance ESG ETF, or Esoterica NextG Economy ETF.

The Board determined that the profits of the Advisor from its relationship with the Green Alpha ETF were reasonable. The Board also noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Astoria Portfolio Advisors LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Astoria Advisors to the Astoria Real Assets ETF. In doing so, the Board considered Astoria Advisors’ specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Astoria Advisors, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Astoria Advisors to the Astoria Real Assets ETF were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Astoria Advisors with respect to the Astoria Real Assets ETF. The Board noted that Astoria Advisors does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s sub-advisory fee with those of other similar client accounts of Astoria Advisors. The Board also noted that the Advisor’s services include supervision and monitoring of the investment and trading activities of Astoria Advisors, analysis of the Fund’s investment operations, and general administrative services related to the Advisor’s overall supervision of the Fund. The Board also noted that the Advisor pays Astoria Advisors’ sub-advisory fee out of the Advisor’s advisory fee.

AXS Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, and AXS Green Alpha ETF

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Astoria Advisors under the Astoria Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Astoria Advisors provides to the Astoria Real Assets ETF.

Benefits to Astoria Advisors

The Board also considered the benefits received by Astoria Advisors as a result of its relationship with the Astoria Real Assets ETF, other than the receipt of its sub-advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of Astoria Advisors’ compliance program, the intangible benefits of Astoria Advisors’ association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Change Finance, P.B.C.

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Change Finance to the Change Finance ESG ETF. In doing so, the Board considered Change Finance’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Change Finance, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Change Finance to the Change Finance ESG ETF were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Change Finance with respect to the Change Finance ESG ETF, which they noted was lower than the management fees that Change Finance charges to serve as the model provider to separately managed accounts using a substantially identical strategy to the Fund. The Board also noted that the Advisor’s services include supervision and monitoring of the investment and trading activities of Change Finance, analysis of the Fund’s investment operations, and general administrative services related to the Advisor’s overall supervision of the Fund. The Board also noted that the Advisor pays Change Finance’s sub-advisory fees out of the Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Change Finance under the Change Finance Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Change Finance provides to the Change Finance ESG ETF.

Benefits to Change Finance

The Board also considered the benefits received by Change Finance as a result of its relationship with the Change Finance ESG ETF, other than the receipt of its sub-advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of Change Finance’s compliance program, the intangible benefits of Change Finance’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

AXS Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, and AXS Green Alpha ETF

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

Esoterica Capital LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Esoterica Capital to the Esoterica NextG Economy ETF. In doing so, the Board considered Esoterica Capital’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Esoterica Capital, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Esoterica Capital to the Esoterica NextG Economy ETF were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Esoterica Capital with respect to the Esoterica NextG Economy ETF, which they noted was lower than Esoterica Capital’s standard fee schedule to manage separate accounts for institutional clients. The Board also noted that the Advisor’s services include supervision and monitoring of the investment and trading activities of Esoterica Capital, analysis of the Fund’s investment operations, and general administrative services related to the Advisor’s overall supervision of the Fund. The Board also noted that the Advisor pays Esoterica Capital’s sub-advisory fees out of the Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Esoterica Capital under the Esoterica Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Esoterica Capital provides to the Esoterica NextG Economy ETF.

Benefits to Esoterica Capital

The Board also considered the benefits received by Esoterica Capital as a result of its relationship with the Esoterica NextG Economy ETF, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Esoterica Capital’s compliance program, the intangible benefits of Esoterica Capital’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Green Alpha Advisors, LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Green Alpha to the Green Alpha ETF. In doing so, the Board considered Green Alpha’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Green Alpha, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Green Alpha to the Green Alpha ETF were satisfactory.

AXS Astoria Real Assets ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, and AXS Green Alpha ETF

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fees charged by Green Alpha with respect to the Green Alpha ETF, which they noted was lower than the range of fees that Green Alpha charges to manage separately managed accounts using a substantially identical strategy to the Green Alpha ETF. The Board noted that the Advisor’s services with respect to the Fund include supervision and monitoring of the investment and trading activities of Green Alpha, analysis of the Fund’s investment operations, and general administrative services related to the Advisor’s overall supervision of the Fund. The Board also noted that the Advisor pays Green Alpha’s sub-advisory fees out of the Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Green Alpha under the Green Alpha Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Green Alpha provides to the Green Alpha ETF.

Benefits to Green Alpha

The Board also considered the benefits received by Green Alpha as a result of its relationship with the Green Alpha ETF, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Green Alpha’s compliance program, the intangible benefits of Green Alpha’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Funds, as applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/9/2025